(ICON)
The Global
Total Return
Fund, Inc.

SEMI
ANNUAL
REPORT

June 30, 1998
(LOGO)

The Global Total Return Fund, Inc.
Performance At A Glance.
Rapidly deteriorating economic conditions in Asia during the past six months increased investor appetite for better quality debt securities such as government bonds of the U.S., the U.K. and Germany. The Global Total Return
Fund surpassed the return on the average comparable fund because we emphasized these "safe haven" investments and maintained a below average exposure to riskier emerging markets bonds.

Cumulative Total Returns1
As of 6/30/98
                          Six        One      Five
Ten               Since
                         Months      Year
Years             Years            Inception2
Class A                   4.33%      7.09%
53.41%            138.67%           229.93%
Class B                   3.89       6.34
N/A                N/A              20.97
Class C                   3.89       6.34
N/A                N/A              20.97
Class Z                   4.27       7.12
N/A                N/A              10.07
Lipper Global
Income Fund Avg.3         2.09       4.67
33.62             108.50              ***

Average Annual Total Returns1
As of 6/30/98
                                     One      Five
Ten               Since
                                     Year
Years             Years            Inception2
Class A                              2.81%
8.05%             8.65%             10.10%
Class B                              1.34
N/A               N/A               6.96
Class C                              5.34
N/A               N/A               8.06
Class Z                              7.12
N/A               N/A               7.74

Distributions & Yields
As of 6/30/98

                          Total Distributions
30-Day
                           Paid for Six Mos.
SEC Yield
Class A                         $0.27
5.24%
Class B                         $0.25
4.84
Class C                         $0.25
4.84
Class Z                         $0.28
5.62

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance numbers, with the exception of six-month and one-year returns, do not fully reflect the higher operating expenses incurred since the Fund commenced operations as an open-end mutual fund on January 15, 1996. If these expenses had been applied since the Fund's inception, past performance returns would have been lower.
Prior to January 15, 1996, the Fund operated as a closed-end fund with shares being traded on the New York Stock Exchange.

1Source: Prudential Investments Fund Management and Lipper Analytical
Services. The cumulative total returns do not take into account sales charges.
The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 4% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%,
2%, 1% and 1% for six years for Class B shares.
Class B shares will
automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares have a 1% CDSC for one year. Class
Z shares are not subject to a sales charge or distribution fee.

2Inception dates: Class A, 7/7/86; Class B and
Class C, 1/15/96; and Class Z,
3/17/97.

3Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods.

***Lipper Since Inception returns are 200.64% for
Class A; 14.61% for Class B
and Class C; and 7.81% for Class Z based on all funds in each share class.

          How Investments Compared.
              (As of 6/30/98)
                  (GRAPH)
 U.S.       General       General        U.S.
Growth       Bond        Muni Debt      Taxable
Funds        Funds        Funds        Money Funds

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have received higher
historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Gabriel Irwin and Simon Wells, Fund Managers
(PHOTOS)
Portfolio
Managers'Report

Your Fund seeks total return, which is current income plus any capital appreciation. The Fund invests primarily in intermediate-term, investment grade debt securities issued throughout the world.
The Fund may also invest
up to 10% of total assets in bonds rated below investment grade with a minimum rating of "B" by Standard & Poor's or Moody's or of comparable quality in our view. Lower rated securities carry a greater risk of loss of principal and interest than higher rated securities. There are special risks associated with foreign investing, including social, political and currency risks as well as potential illiquidity. There can be no assurance that the Fund will achieve its investment objective.

U.S. Dollar Soars.
The U.S. dollar soared briefly to an eight-year high against the Japanese yen in June as investors worried about the slumping
Japanese economy and its
ailing banking system. The Fund's exposure to the U.S. dollar as of June 30, 1998 stood at 68.5%.

Strategy Session.
Bondholders Eye Asian Crisis.
Global bond investors continued to focus on economic developments in Asia over the past six months. Despite soaring corporate bankruptcies, tumbling local currencies and banks burdened by bad loans, some investors initially anticipated an early resolution to the Asian economic crisis. Indeed market sentiment was so upbeat that investors eagerly purchased $4.0 billion of bonds sold in early April by the financially strapped
Republic of South Korea.

As the spring continued, however, market sentiment shifted. The Japanese economy sank into recession, casting doubt on regional prospects for recovery.
Some investors feared a domino effect that could spread into Latin America.
Under this scenario, a slumping Japanese yen might cause devaluations in the
Hong Kong dollar and Chinese yuan that would then pressure the Brazilian currency. While this did not happen, investors still shifted assets away from
Asia and other emerging market debt securities.
Russian financial markets also
sold off as investors feared that country's currency might be devalued.
Shortly after the reporting period, the Russian government announced it would allow the ruble to fall this year and presented a plan to restructure repayment of short-term, ruble-denominated government securities.

Across the ocean, the U.S. economy raced through the first three months of
1998 at a 5.4% annualized pace then slowed to a more sustainable rate of growth in the spring, while core European economies grew at a moderate pace.
Because economic conditions in the U.S. and western Europe compared favorably with chaotic events in Asia, demand soared for U.S. Treasuries and bonds of
European countries such as Germany and France. As a result, the 30-year
Treasury bond yield, which moves in the opposite direction of its price, fell in June to its lowest level since regular sales of the securities began in
1977.

What Went Well.
A Proven Track Record.
We disagreed with the bullish outlook for Asian bonds that was prevalent in fixed-income markets earlier in the year. However, the cloud hovering over
Asia has a silver lining because it has helped quell global inflationary pressures as imports from countries such as Japan sell at bargain basement prices. Taken together, the Asian crisis and its deflationary impact on world economies led us to stick with better quality bonds such as those of Germany, the U.K., the U.S., Sweden and Denmark. This proved to be a wise choice since bonds from countries with a proven track record of timely interest and principal payments posted some of the best returns for the six-month period.

Bonds of the U.K. and U.S. rallied, in part, as their respective currencies strengthened, while Moody's Investors Service's decision to upgrade the
Swedish sovereign debt rating to AA2 from AA3 helped lift that country's bonds. German bonds comprised our largest European position, accounting for
16% of the Fund's total investments as of June 30, 1998. That was followed by Denmark (7%) and the U.K. (5%). We took profits on some of our U.K. bonds because sterling will likely weaken as the British economy slips into recession.

Euro Wannabes.
Our very modest emerging markets exposure included bonds of Hungary, Poland and Greece. Prices on these bonds rose (and yields fell) more in line with debt securities of countries that will participate in the single European currency or Euro that is slated to begin in January 1999. Hungary, Poland and
Greece are expected to join in the next three to five years.

And Not So Well.
Russian Bear Stumbles.
Russian ruble-denominated bonds accounted for less than half of one percent of the Fund's total investments as of June 30.
While our dollar-denominated
Russian sovereign bonds (1.5% of total
investments) were not directly affected
by the devaluation of the ruble, the Russian fixed-income market in general came under pressure as a result of the government's actions.

      Portfolio Composition.
Sectors expressed as a percentage of
  total investments as of 6/30/98.
           (GRAPH)

Five Largest Issuers.
22.6%            U.S. Treasury
                 Obligations
12.1%            German Government
                 Bonds
6.9%             Danish Government Bonds
5.0%             New South Wales
                 Treasury Corporation
4.0%             Spanish Government
                 Bonds

Expressed as a percentage of net assetsas of 6/30/98.

Looking Ahead.
We believe that economic turmoil in Asia will
continue to infect other sectors
of the emerging markets.  As a precautionary
measure, the Fund will likely
maintain a below average exposure to emerging
markets bonds, focusing on
eastern European countries that provide
incremental yield over that of better
quality bonds.
--------------------------------------------------
-----------------------------
                                1

President's Letter
August 4, 1998
(PHOTO)
                              Managing
Expectations.
Dear Shareholder:
For nearly eight years we've enjoyed above-average, double-digit returns from stocks--a bull market of unprecedented duration.
As a result, many of us have
grown accustomed to seeing the Dow Jones
Industrial Average, the S&P 500 and
other market indexes set new records. That's why the fluctuations normally seen in financial markets may take investors by surprise.

Although the media has given ample coverage to the factors that have caused concern in 1998, we'd like to remind you that there is also good news to report: the US economy is healthy and continues to grow. Inflation remains subdued and employment is strong.

Even with a sound economy, it isn't easy to maintain your investment discipline when the market is fluctuating. Here are some thoughts that may help:

- Manage Your Expectations. Experienced mutual fund investors understand that financial markets rise and fall. Over time, however, stocks and bonds have produced attractive returns that have kept ahead of inflation.

- Don't Invest Emotionally. If you have long-term
(several years or longer)
  investment goals, it may be counter-productive to sell an investment in reaction to short-term market fluctuation. Over he course of several years, it's not unusual for stocks and bonds to experience several periods of market uncertainty.

- Diversification Lessens Risk. Market sectors seldom move in tandem. A well-
  diversified portfolio that includes stock, bond, and money market mutual funds can lessen the effects of market
volatility over time.

- We're On Your Side. Your Prudential professional can help you understand what's happening in the markets. He or she can assist you in making informed decisions based upon a thorough knowledge of your financial needs and long-term goals. Call your Prudential professional today.

Thank you for your continued confidence in Prudential mutual funds. We'll do everything we can to keep you informed and to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities
--------------------------------------------------
-----------------------------
                                 2

Portfolio of Investments as of June 30, 1998
(Unaudited)                              THE
GLOBAL TOTAL RETURN FUND, INC.
--------------------------------------------------
----------

Principal
Amount
US$
(000)                 Description
Value (Note 1)
--------------------------------------------------
-
LONG-TERM INVESTMENTS--81.2%
--------------------------------------------------
-
Australia--6.0%
A$         2,750    Federal National Mortgage
                       Association,
                       6.375%, 8/15/07
$  1,755,976
          13,700    New South Wales Treasury
                       Corporation,
                       6.50%, 5/1/06
8,837,808

------------

10,593,784
--------------------------------------------------
----------
Canada--4.1%
C$         5,750    British Columbia Provincial
                       Bond,
                       6.00%, 6/9/08
4,042,509
           4,500    Province of Quebec,
                       6.50%, 10/1/07
3,238,811

------------

7,281,320
--------------------------------------------------
----------
Denmark--6.9%
                    Danish Government Bonds,
   DKr    40,000    7.00%, 12/15/04
6,508,386
          32,750    8.00%, 3/15/06
5,686,368

------------

12,194,754
--------------------------------------------------
----------
Germany--13.8%
                    German Government Bonds,
   DM     18,000    7.375%, 1/3/05
11,469,343
           7,700    6.00%, 1/5/06
4,603,944
           8,500    6.25%, 1/4/24
5,298,542
           5,000    Republic of Colombia,
                       7.25%, 12/21/00
2,845,765

------------

24,217,594
--------------------------------------------------
----------
Greece--2.0%
   GRD   680,000    Hellenic Republic,
                       12.70%, 12/31/03
2,273,291
         350,000    Hellenic Republic, FRN,
                       9.20%, 3/21/02
1,137,319

------------

3,410,610
Hungary--1.4%
                    Hungarian Government Bonds,
   HUF   250,000    16.50%, 7/24/99
$  1,141,530
         300,000    16.00%, 4/12/00
1,353,464

------------

2,494,994
--------------------------------------------------
----------
Netherlands--3.7%
                    Dutch Government Bonds,
   NLG     7,500    7.00%, 6/15/05
4,186,911
           3,750    7.50%, 1/15/23
2,384,975

------------

6,571,886
--------------------------------------------------
----------
New Zealand--3.9%
NZ$        6,700    Federal National Mortgage
                       Association,
                       7.25%, 6/20/02
3,428,871
           3,300    International Bank of
                       Reconstruction Development,
                       7.25%, 5/27/03
1,715,356
           3,100    New Zealand Government Bond,
                       8.00%, 4/15/04
1,705,379

------------

6,849,606
--------------------------------------------------
----------
Russia--0.4%
                    European Bank of
Reconstruction
                       Development,
   RUB     5,300    31.00%, 5/5/00
535,611
           4,500    Zero Coupon, 5/28/02
144,370

------------

679,981
--------------------------------------------------
----------
Spain--4.0%
                    Spanish Government Bonds,
  Pts    125,000    10.30%, 6/15/02
981,861
         750,000    8.20%, 2/28/09
6,123,196

------------

7,105,057

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of June 30, 1998
(Unaudited)                              THE
GLOBAL TOTAL RETURN FUND, INC.
--------------------------------------------------
----------

Principal
Amount
US$
(000)                 Description
Value (Note 1)
--------------------------------------------------
-
Sweden--2.2%
   SEK    29,000    Swedish Government Bond,
                       6.00%, 2/9/05
$  3,868,964
--------------------------------------------------
----------
United Kingdom--4.5%
   BP        300    Powergen PLC,
                       8.875%, 3/26/03
532,793
             400    Republic of Argentina,
                       11.50%, 8/14/01
686,388
                    United Kingdom Treasury Strip,
           9,100    7.75%, 9/8/06
834,067
             450    Zero Coupon, 12/7/15
5,882,301

------------

7,935,549
--------------------------------------------------
----------
United States--28.3%
Corporate Bonds--2.8%
US$        1,000    Banco Ganadero Colombian Bond
                       (Colombia),
                       9.75%, 8/26/99
1,025,000
           2,900    Financiera Energetica Nacional
                       (Colombia),
                       9.00%, 11/8/99
2,914,500
           1,000    Romanian Commercial Bank,
                       9.125%, 3/10/00
962,500

------------

4,902,000
Sovereign Bonds--5.8%
US$        3,500    Ministry of Finance (Russia),
                       10.00%, 6/26/07
2,660,000
           1,250    Municipality of Rio De Janeiro
                       (Brazil),
                       10.375%, 7/12/99
1,250,000
           1,000    Oman Sultanate (India),
                       7.125%, 3/20/02
1,020,000
           1,425    Republic of Argentina, FRN,
                       6.625%, 3/31/05, Ser. L
1,257,563
           1,750    Republic of Brazil, IDU, FRN,
                       6.875%, 1/1/01
1,662,500
           1,849    Republic of Croatia, FRN,
                       6.50%, 7/31/06
$  1,645,517
             800    Republic of Lithuania
                       7.125%, 7/22/02
774,000

------------

10,269,580
Supranational Bonds--2.8%
                    Corporacion Andina de Fomento,
           4,800    7.375%, 7/21/00
4,917,600
--------------------------------------------------
----------
U.S. Government Obligations--16.9%
           7,200    United States Treasury Bond,
                       6.625%, 2/15/27
8,122,320
                    United States Treasury Notes,
           5,000    6.125%, 9/30/00
5,061,700
          11,810    7.875%, 11/15/04
13,264,047
           3,100    6.25%, 2/15/07
3,246,289

------------

29,694,356

------------

49,783,536

------------
                    Total long-term investments
                       (cost US$145,488,760)
142,987,635

------------
SHORT-TERM INVESTMENTS--18.0%
--------------------------------------------------
----------
Germany--1.9%
   DM      6,000    Time Deposit,
                       3.25%, 7/6/98
3,318,676
--------------------------------------------------
----------
Mexico--0.4%
   MP      8,000    Mexican Cetes,
                       20.50%(a), 9/17/98
793,013
--------------------------------------------------
----------
Poland--1.4%
                    Polish Treasury Bills,
  PLZ      2,700    20.45%(a), 8/12/98
756,084
           3,800    20.15%(a), 2/17/99
950,790
           1,200    20.35%(a), 3/3/99
297,128
           2,000    20.095%(a), 4/28/99
478,512

------------

2,482,514

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of June 30, 1998
(Unaudited)                              THE
GLOBAL TOTAL RETURN FUND, INC.
--------------------------------------------------
----------

Principal
Amount
US$
(000)                 Description
Value (Note 1)
--------------------------------------------------
-
United States--14.3%
Corporate Bond--0.6%
US$        1,000    Petroleas Mexicano (Mexico),
                       FRN,
                       6.6875%, 3/8/99
$    985,000
--------------------------------------------------
----------
Repurchase Agreement--7.7%
          13,534    Joint Repurchase Agreement
                       Account
                       5.72%, 7/1/98 (Note 5)
13,534,000
--------------------------------------------------
----------
Supranational Bond--0.3%
                    Corporacion Andina de Fomento,
             500    6.625%, 10/14/98
502,000
--------------------------------------------------
----------
U.S. Government Obligation--5.7%
                    United States Treasury Notes,
          10,000    6.75%, 6/30/99
10,120,300

------------

25,141,300

------------
                    Total short-term investments
                       (cost US$31,798,279)
31,735,503

------------
--------------------------------------------------
----------
Total Investments--99.2%
                    (cost $177,287,039)
174,723,138
                    Other assets in excess of
                       liabilities--0.8%
1,440,540

------------
                    Net Assets--100%
$176,163,678

------------

------------

---------------
Portfolio securities are classified according to
the security's
currency denomination.
(a) Percentages quoted represent yield-to-maturity
as of purchase date.
FRN--Floating Rate Note.
IDU--Interest Due and Unpaid Bonds.
PLC--Public Limited Company (British Corporation).
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     5

Statement of Assets and Liabilities
(Unaudited)                                  THE
GLOBAL TOTAL RETURN FUND, INC.
--------------------------------------------------
------------------------------

Assets
June 30, 1998
Investments, at value (cost
$177,287,039).....................................
 ..............................      $174,723,138
Foreign currency, at value (cost
$635,145).........................................
 .........................           631,470
Interest
receivable........................................
 .................................................
3,025,547
Forward currency contracts--amount receivable from
counterparties....................................
 .......           176,650
Receivable for investments
sold..............................................
 ...............................           136,054
Receivable for Fund shares
sold..............................................
 ...............................            44,627
Other
assets............................................
 ..................................................
 ..             4,595

-------------
   Total
assets............................................
 .................................................
178,742,081

-------------
Liabilities
Payable for investments
purchased.........................................
 ..................................
1,659,338
Forward currency contracts--amount payable to
counterparties....................................
 ............           395,439
Accrued expenses and other
liabilities.......................................
 ...............................           200,530
Payable for Fund shares
reacquired........................................
 ..................................
189,250
Management fee
payable...........................................
 ...........................................
110,370
Distribution fee
payable...........................................
 .........................................
23,476

-------------
   Total
liabilities.......................................
 .................................................
2,578,403

-------------
Net
Assets............................................
 ..................................................
 ....      $176,163,678

-------------

-------------
Net assets were comprised of:
   Common stock, at
par...............................................
 ......................................      $
221,950
   Paid-in capital in excess of
par...............................................
 ..........................       178,204,223

-------------

178,426,173
   Distributions in excess of net investment
income............................................
 .............          (140,086)
   Accumulated net realized gain on
investments.......................................
 ......................           769,137
   Net unrealized depreciation on investments and
foreign
currencies........................................
(2,891,546)

-------------
Net assets, June 30,
1998..............................................
 .....................................
$176,163,678

-------------

-------------
Class A:
   Net asset value and redemption price per share
      ($170,680,385 / 21,504,537 shares of common
stock issued and
outstanding).............................
$7.94
Maximum sales charge (4% of offering
price)............................................
 .....................               .33

-------------
Maximum offering price to
public............................................
 ................................             $8.27

-------------

-------------
Class B:
   Net asset value, offering price and redemption
price per share
      ($3,239,085 / 407,921 shares of common stock
issued and
outstanding)..................................
$7.94

-------------

-------------
Class C:
   Net asset value, offering price and redemption
price per share
      ($219,575 / 27,653 shares of common stock
issued and
outstanding).....................................
$7.94

-------------

-------------
Class Z:
   Net asset value, offering price and redemption
price per share
      ($2,024,633 / 254,922 shares of common stock
issued and
outstanding)..................................
$7.94

-------------

-------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     6

THE GLOBAL TOTAL RETURN FUND, INC.
Statement of Operations (Unaudited)
--------------------------------------------------
----------

Six Months

Ended
Net Investment Income
June 30, 1998
Income
   Interest and discount earned (net of
      foreign withholding taxes of $290)......
$ 6,943,411
                                                 -
------------
Expenses
   Management fee.............................
681,761
   Distribution fee--Class A..................
133,212
   Distribution fee--Class B..................
9,828
   Distribution fee--Class C..................
790
   Transfer agent's fees and expenses.........
164,000
   Custodian's fees and expenses..............
112,000
   Reports to shareholders....................
37,000
   Registration fees..........................
25,000
   Audit fee and expenses.....................
18,000
   Directors' fees............................
13,000
   Legal fees and expenses....................
12,000
   Insurance..................................
1,000
   Miscellaneous..............................
5,661
                                                 -
------------
      Total expenses..........................
1,213,252
                                                 -
------------
Net investment income.........................
5,730,159
                                                 -
------------
Realized and Unrealized Gain
(Loss) on Investments and Foreign
Currency Transactions
Net realized gain on:
   Investment transactions....................
606,390
   Foreign currency transactions..............
2,888,864
                                                 -
------------

3,495,254
                                                 -
------------
Net change in unrealized appreciation
(depreciation) on:
   Investments................................
(202,348)
   Foreign currencies.........................
(1,504,602)
                                                 -
------------

(1,706,950)
                                                 -
------------
Net gain on investments and foreign
   currencies.................................
1,788,304
                                                 -
------------
Net Increase in Net Assets
Resulting from Operations.....................
$ 7,518,463
                                                 -
------------
                                                 -
------------

THE GLOBAL TOTAL RETURN FUND, INC.
Statement of Changes in Net Assets (Unaudited)
--------------------------------------------------
----------

                                     Six Months
                                       Ended
Year Ended
Increase (Decrease)                   June 30,
December 31,
in Net Assets                           1998
1997
Operations:
   Net investment income..........  $  5,730,159
$ 13,903,963
   Net realized gain on investment
      and foreign currency
      transactions................     3,495,254
7,846,372
   Net change in unrealized
      depreciation on investments
      and foreign currencies......    (1,706,950)
(12,590,843)
                                    ------------
------------
   Net increase in net assets
      resulting from operations...     7,518,463
9,159,492
                                    ------------
------------
Dividends and distributions (Note
   1)
   Dividends from net investment
      income
      Class A.....................    (5,783,585)
(16,523,696)
      Class B.....................       (85,532)
(108,586)
      Class C.....................        (6,477)
(32,330)
      Class Z.....................       (51,102)
(23,135)
                                    ------------
------------
                                      (5,926,696)
(16,687,747)
                                    ------------
------------
   Distributions in excess of net
      investment income
      Class A.....................      (136,703)
(4,744,012)
      Class B.....................        (2,022)
(44,626)
      Class C.....................          (153)
(14,046)
      Class Z.....................        (1,208)
(11,622)
                                    ------------
------------
                                        (140,086)
(4,814,306)
                                    ------------
------------
Fund share transactions (net of
   conversions) (Note 6)
   Net proceeds from shares
      sold........................     5,544,676
6,921,618
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions...............     1,510,427
4,960,184
   Cost of shares reacquired......   (18,573,078)
(43,255,074)
                                    ------------
------------
   Net decrease in net assets from
      Fund share transactions.....   (11,517,975)
(31,373,272)
                                    ------------
------------
Total decrease....................   (10,066,294)
(43,715,833)
                                    ------------
------------
Net Assets
Beginning of period...............   186,229,972
229,945,805
                                    ------------
------------
End of period(a)..................  $176,163,678
$186,229,972
                                    ------------
------------
                                    ------------
------------
---------------
(a) Includes undistributed
(distributions in excess of) net
investment income of                $   (140,086)
$    785,449

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     7

Notes to Financial Statements (Unaudited)     THE
GLOBAL TOTAL RETURN FUND, INC.
--------------------------------------------------
------------------------------
The Global Total Return Fund, Inc., (the 'Fund')
is an open-end, nondiversified
management investment company whose investment
objective is to seek total
return, the components of which are current income
and capital appreciation. The
Fund invests primarily in governmental (including
supranational),
semi-governmental or governmental agency debt
securities or in short-term bank
debt securities or deposits in the United States
and in foreign countries
denominated in U.S. dollars or in foreign
currencies, including debt securities
issued or guaranteed by the U.S. Government and
foreign governments, their
agencies, authorities or instrumentalities (U.S.
Government Securities and
Foreign Government Securities, respectively). The
remainder is generally
invested in corporate debt securities or longer
term bank debt securities. The
bonds are primarily of investment grade, i.e.,
bonds rated within the four
highest quality grades as determined by Moody's
Investor's Service or Standard &
Poor's Rating's Group, or in unrated securities of
equivalent quality. In
addition the Fund is permitted to invest up to 10%
of the Fund's total assets in
bonds rated below investment grade with a minimum
rating of B, or on unrated
securities of equivalent quality. The ability of
the issuers of debt securities
held by the Fund to meet their obligations may be
affected by economic and
political developments in a specific country or
region.
--------------------------------------------------
----------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Fund in the preparation of its financial statements.

Securities Valuation: In valuing the Fund's assets, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the then current currency value. Portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices provided by principal market makers.
Any security for which the primary market is on an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Forward currency exchange contracts are valued at the current cost of covering or offsetting the contract on the day of valuation. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians under triparty repurchase agreements as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest.
To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in United States dollars. Foreign currency amounts are translated into United
States dollars on the following basis:

(i) market value of investment securities, other assets and liabilities--at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period-end.
Similarly, the Fund does not
isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the period. Accordingly, such realized foreign currency gains and losses are included in the reported net realized gains on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, discount and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets
(excluding investments) and
liabilities at period-end exchange rates are reflected as a component of net unrealized appreciation or depreciation on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability and the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency
contract is a commitment to
purchase or sell a foreign currency at a future
date at a negotiated forward
rate. The Fund enters into forward currency
contracts in order to hedge its
exposure to changes in foreign currency exchange
rates on its foreign portfolio
holdings or on specific receivables and payables
denominated in a foreign
currency. The contracts are valued daily at
current
--------------------------------------------------
------------------------------
                                       8

Notes to Financial Statements (Unaudited)     THE
GLOBAL TOTAL RETURN FUND, INC.
--------------------------------------------------
------------------------------
exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts.
This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Security Transactions and Net Investment Income:
Security transactions are
recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis.
Interest income, which is comprised of three elements: stated coupon, original issue discount and market discount, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management.

Net investment income (other than distribution fees), and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes: It is the Fund's policy to continue to meet the requirements of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

Withholding taxes on foreign interest have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Dividends and Distributions: Dividends are declared quarterly. Distributions of capital gains, if any, will be declared at least annually. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain
distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

Reclassification of Capital Accounts: The Fund accounts for and reports distributions to shareholders in accordance with the American Institute of
Certified Public Accountants' Statement of
Position 93-2: Determination,
Disclosure, and Financial Statement Presentation of Income, Capital Gain, and
Return of Capital Distributions by Investment
Companies. The effect of applying
this statement was to decrease undistributed net investment income by $588,912 and increase accumulated net realized gain on investments by $588,912 for realized foreign currency losses realized and recognized during the six months ended June 30, 1998. Net investment income, net realized gains and net assets were not affected by this change.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential
Investment Corporation ('PIC'); PIC, through an agreement with PRICOA Asset
Management Ltd. ('PRICOA'), furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the cost of the subadviser's services, compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PIFM is computed daily and payable monthly at an annual rate of .75 of 1% of the Fund's average daily net assets up to $500 million, .70 of 1% of such assets between $500 million and $1 billion, and .65 of 1% of such assets in excess of $1 billion.

The Fund had a distribution agreement with Prudential Securities Incorporated
('PSI'), which acted as the distributor of the Class A, B, C and Z shares of the
Fund. The Fund compensated PSI for distributing and servicing the Fund's Class
A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A,
B and C Plans'), regardless of expenses actually incurred by PSI. The distribution fees were accrued daily and payable monthly. No distribution or service fees were paid to PSI as distributor of the Class Z shares of the Fund.
Effective July 1, 1998, Prudential Investment
Management Services LLC ('PIMS')
became the distributor of the Fund and is serving the Fund under the same terms and conditions as under the arrangement with PSI.

Pursuant to the Class A, B and C Plans, the Fund compensated PSI for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B, and C shares, respectively.
Such expenses under the Plans were .15 of 1%, .75 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively, for the period ended June 30, 1998.

PSI has advised the Fund that it has received approximately $8,200 in front-end sales charges resulting from sales of Class A shares during the period ended
June 30, 1998. From these fees, PSI paid such sales charges to Pruco Securities
Corporation, an affiliated broker-dealer, which in turn paid commissions to salespersons and incurred other distribution costs.

PSI has advised the Fund that for the six months ended June 30, 1998, it received approximately $2,300 and $600 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PSI, PIFM, PIC, PIMS and PRICOA are indirect,
wholly owned subsidiaries of The
Prudential Insurance Company of America.
--------------------------------------------------
------------------------------
                                       9

Notes to Financial Statements (Unaudited)     THE
GLOBAL TOTAL RETURN FUND, INC.
--------------------------------------------------
------------------------------
The Fund, along with other affiliated registered
investment companies (the
'Funds'), entered into a credit agreement (the
'Agreement') with an unaffiliated
lender. The maximum commitment under the Agreement
is $200,000,000. Interest on
any such borrowings outstanding will be at market
rates. The purpose of the
Agreement is to serve as an alternative source of
funding for capital share
redemptions. The Fund did not borrow any amounts
pursuant to the Agreement
during the six months ended June 30, 1998. The
Funds pay a commitment fee at an
annual rate of .055 of 1% on the unused portion of
the credit facility. The
commitment fee is accrued and paid quarterly on a
pro rata basis by the Funds.
The Agreement expires on December 29, 1998.
--------------------------------------------------
----------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a
wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent and during the
six months ended June 30,
1998, the Fund incurred fees of approximately
$130,300 for the services of PMFS.
As of June 30, 1998, approximately $22,000 of such
fees were due to PMFS.
Transfer agent fees and expenses in the Statement
of Operations include certain
out-of-pocket expenses paid to nonaffiliates.
--------------------------------------------------
----------
Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments for the six months ended June 30, 1998, aggregated
$35,271,415 and $46,539,470,
respectively.

At June 30, 1998, the Fund had outstanding forward currency contracts to purchase and sell foreign currencies as follows:

                                             Value
at
Foreign Currency           Current
Settlement Date
 Purchase Contract          Value
Payable          Appreciation
----------------------    ----------     ---------
-------     ------------
Japanese Yen,
 expiring 7/30/98.....    $1,691,546
$1,671,807          $ 19,739
                          ----------          ----
----        ------------
                          ----------          ----
----        ------------


Value at
Foreign Currency            Current
Settlement Date      Appreciation/
 Sale Contracts              Value
Receivable        (Depreciation)
----------------------    -----------     --------
--------     --------------
Australian Dollars,
 expiring 7/30/98.....    $16,858,770       $
16,498,321         $ (360,449)
French Francs,
 expiring 7/30/98.....      8,580,758
8,623,605             42,847
Japanese Yen,
 expiring 7/30/98.....      1,706,797
1,671,807            (34,990)
Netherlands Guilders,
 expiring 7/30/98.....      8,705,728
8,751,989             46,261
Swiss Francs,
 expiring 7/30/98.....     11,102,410
11,170,213             67,803
                          -----------     --------
--------     --------------
                          $46,954,463       $
46,715,935         $ (238,528)
                          -----------     --------
--------     --------------
                          -----------     --------
--------     --------------

The United States federal income tax basis of the Fund's investments at June 30,
1998 was $177,317,337 and, accordingly, net unrealized depreciation for United
States federal income tax purposes was $2,594,199
(gross unrealized
appreciation--$3,744,820; gross unrealized depreciation--$(6,339,019).

For federal income tax purposes, the Fund had a
capital loss carryforward as of
December 31, 1997 of approximately $2,165,900
which expires in 2002.
Accordingly, no capital gains distribution is
expected to be paid to
shareholders until net capital gains have been
realized in excess of such
amount.
--------------------------------------------------
----------
Note 5. Joint Repurchase Agreement Account

The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of June 30, 1998, the Fund had a 1.09% undivided interest in the joint account. The undivided interest for the Fund represents $13,534,000 in the principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:

Bear, Stearns & Co. Inc., 5.85%, in the principal amount of $345,000,000, repurchase price $345,056,063, due 7/1/98. The value of the collateral including accrued interest was $353,215,323.

Goldman Sachs & Co. Inc., 5.20%, in the principal amount of $206,264,000, repurchase price $206,293,794, due 7/1/98. The value of the collateral including accrued interest was $210,389,609.

Salomon Smith Barney Inc., 5.70%, in the principal amount of $345,000,000, repurchase price $345,054,625, due 7/1/98. The value of the collateral including accrued interest was $352,383,850.

SBC Warburg Dillon Read Inc., 5.93%, in the
principal amount of $345,000,000,
repurchase price $345,056,829, due 7/1/98. The
value of the collateral including
accrued interest was $352,174,874.
--------------------------------------------------
----------
Note 6. Capital

The Fund offers Class A, Class B, Class C and
Class Z shares. Class A shares are
sold with a front-end sales charge of up to 4%.
Class B shares are sold with a
contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year.
Class B shares will
automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class
Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 2 billion authorized shares of common
stock at $.01 par value per
share, divided equally into Class A, B, C and Z
shares. As of June 30, 1998
Prudential owned 13,481 Class A shares, 25 Class B
shares, 26 Class C shares and
26 Class Z shares.
--------------------------------------------------
------------------------------
                                       10

Notes to Financial Statements (Unaudited)     THE
GLOBAL TOTAL RETURN FUND, INC.
--------------------------------------------------
------------------------------
Transactions in shares of common stock were as follows:

Class A                                  Shares
Amount
------------------------------------   ----------
------------
Six months ended June 30, 1998:
Shares sold.........................      211,891
$  1,705,512
Shares issued in reinvestment of
  dividends and distributions.......      172,976
1,381,277
Shares reacquired...................   (2,107,538)
(16,931,983)
                                       ----------
------------
Net decrease in shares outstanding
  before conversion.................   (1,722,671)
$(13,845,194)
Shares issued upon conversion from
  Class B...........................        1,472
11,910
                                       ----------
------------
Net decrease in shares
  outstanding.......................   (1,721,199)
$(13,833,284)
                                       ----------
------------
                                       ----------
------------
Year ended December 31, 1997:
Shares sold.........................      376,715
$  3,080,935
Shares issued in reinvestment of
  dividends and distributions.......      594,942
4,768,393
Shares reacquired...................   (5,157,652)
(42,386,320)
                                       ----------
------------
Net decrease in shares outstanding
  before conversion.................   (4,185,995)
$(34,536,992)
Shares issued upon conversion from
  Class B...........................        2,660
21,866
                                       ----------
------------
Net decrease in shares
  outstanding.......................   (4,183,335)
$(34,515,126)
                                       ----------
------------
                                       ----------
------------
Class B
------------------------------------
Six months ended June 30, 1998:
Shares sold.........................      138,603
$  1,113,616
Shares issued in reinvestment of
  dividends and distributions.......        9,039
72,214
Shares reacquired...................      (29,911)
(239,318)
                                       ----------
------------
Net increase in shares outstanding
  before conversion.................      117,731
946,512
Shares reacquired upon conversion
  into Class A......................       (1,472)
(11,910)
                                       ----------
------------
Net increase in shares
  outstanding.......................      116,259
$    934,602
                                       ----------
------------
                                       ----------
------------
Year ended December 31, 1997:
Shares sold.........................      288,417
$  2,365,066
Shares issued in reinvestment of
  dividends and distributions.......       14,347
114,426
Shares reacquired...................      (29,348)
(240,044)
                                       ----------
------------
Net increase in shares outstanding
  before conversion.................      273,416
$  2,239,448
Shares reacquired upon conversion
  into Class A......................       (2,660)
(21,866)
                                       ----------
------------
Net increase in shares
  outstanding.......................      270,756
$  2,217,582
                                       ----------
------------
                                       ----------
------------
Class C                                  Shares
Amount
------------------------------------   ----------
------------
Six months ended June 30, 1998:
Shares sold.........................        3,893
$     31,062
Shares issued in reinvestment of
  dividends and distributions.......          697
5,571
Shares reacquired...................         (979)
(8,225)
                                       ----------
------------
Net increase in shares
  outstanding.......................        3,611
$     28,408
                                       ----------
------------
                                       ----------
------------
Year ended December 31, 1997:
Shares sold.........................       95,257
$    776,731
Shares issued in reinvestment of
  dividends and distributions.......        5,489
43,719
Shares reacquired...................      (76,729)
(605,145)
                                       ----------
------------
Net increase in shares
  outstanding.......................       24,017
$    215,305
                                       ----------
------------
                                       ----------
------------
Class Z
------------------------------------
Six months ended June 30, 1998:
Shares sold.........................      334,507
$  2,694,486
Shares issued in reinvestment of
  dividends and distributions.......        6,431
51,365
Shares reacquired...................     (172,999)
(1,393,552)
                                       ----------
------------
Net increase in shares
  outstanding.......................      167,939
$  1,352,299
                                       ----------
------------
                                       ----------
------------
March 17, 1997(a) through
  December 31, 1997:
Shares sold.........................       85,634
$    698,886
Shares issued in reinvestment of
  dividends and distributions.......        4,243
33,646
Shares reacquired...................       (2,894)
(23,565)
                                       ----------
------------
Net increase in shares
  outstanding.......................       86,983
$    708,967
                                       ----------
------------
                                       ----------
------------

---------------
(a) Commencement of offering of Class Z shares.
--------------------------------------------------
------------------------------
                                       11

Financial Highlights (Unaudited)              THE
GLOBAL TOTAL RETURN FUND, INC.
--------------------------------------------------
------------------------------

Class A (b)

--------------------------------------------------
--------------------------

Six Months

Ended                          Year Ended December
31,

June 30,       -----------------------------------
-------------------------

1998(c)       1997(c)        1996         1995
1994         1993

-----------     --------     --------     --------
--------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........
$    7.88      $   8.38     $   8.44     $   7.46
$   8.76     $   8.10

-----------     --------     --------     --------
--------     --------
Income from investment operations
Net investment income.........................
 .25           .55          .62          .54
 .52          .64
Net realized and unrealized gain (loss) on
   investment and foreign currencies..........
 .08          (.18)         .32         1.25
(1.22)         .74

-----------     --------     --------     --------
--------     --------
   Total from investment operations...........
 .33           .37          .94         1.79
(.70)        1.38

-----------     --------     --------     --------
--------     --------
Less distributions
Dividends from net investment income..........
(.26)         (.68)        (.62)        (.54)
(.17)        (.30)
Distributions in excess of net investment
   income.....................................
(.01)         (.19)        (.50)        (.27)
--           --
Distributions from capital gains..............
--            --           --           --
(.13)        (.23)
Distributions in excess of capital gains......
--            --           --           --
--         (.19)
Tax return of capital distributions...........
--            --           --           --
(.30)          --

-----------     --------     --------     --------
--------     --------
   Total distributions........................
(.27)         (.87)       (1.12)        (.81)
(.60)        (.72)

-----------     --------     --------     --------
--------     --------
Redemption fee retained by Fund...............
--            --          .12           --
--           --

-----------     --------     --------     --------
--------     --------
Net asset value, end of period................
$    7.94      $   7.88     $   8.38     $   8.44
$   7.46     $   8.76

-----------     --------     --------     --------
--------     --------

-----------     --------     --------     --------
--------     --------
Per share market price, end of period.........
N/A           N/A          N/A     $   8.25     $
6.13     $   8.00

--------     --------     --------

--------     --------     --------
TOTAL INVESTMENT RETURN BASED ON (a):
   Market price...............................
N/A           N/A          N/A        49.23%
(16.12)%      16.50%
   Net asset value............................
4.33%         4.55%       13.15%       25.45%
(8.10)%      18.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............
$ 170,680      $183,054     $229,770     $559,071
$493,645     $579,942
Average net assets (000)......................
$ 179,088      $204,795     $299,026     $549,407
$536,230     $567,128
Ratios to average net assets:
   Expenses, including distribution fees......
1.33%(d)      1.39%        1.33%        1.02%
1.04%        1.02%
   Expenses, excluding distribution fees......
1.18%(d)      1.24%        1.18%        1.02%
1.04%        1.02%
   Net investment income......................
6.31%(d)      6.73%        7.01%        6.50%
6.45%        7.67%
For Class A, B, C, and Z shares:
   Portfolio turnover rate....................
21%           43%          32%         256%
583%         370%

---------------
(a) Total investment return based on net asset
value is calculated assuming a
    purchase of shares on the first day and a sale
on the last day of each
    period reported and includes reinvestment of
dividends and distributions.
    Total return does not consider the effect of
sales load. Prior to January
    15, 1996 the Fund operated as a closed-end
investment company and total
    investment return was calculated based on
market value assuming a purchase
    of common stock at the current market value on
the first day and a sale at
    the current market value on the last day of
each period reported. Dividends
    and distributions are assumed for purposes of
this calculation to be
    reinvested at prices obtained under the
dividend reinvestment plan. This
    calculation does not reflect brokerage
commissions. Total investment returns
    for periods of less than a full year are not
annualized.
(b) Prior to January 15, 1996 the Fund operated as
a closed-end investment
    company.
(c) Calculated based upon weighted average shares
outstanding during the period.
(d) Annualized.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     12

Financial Highlights (Unaudited)              THE
GLOBAL TOTAL RETURN FUND, INC.
--------------------------------------------------
------------------------------

Class B                                  Class C

---------------------------------------------
----------------------------

January 15,

Six Months                         1996(d)
Six Months      Year Ended

Ended         Year Ended        Through
Ended          December

June 30,       December 31,     December 31,
June 30,           31,

1998(f)         1997(f)            1996
1998(f)          1997(f)

-----------     ------------     ------------
------------     -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........
$  7.89          $ 8.39           $ 8.51
$ 7.89          $  8.39

-----           -----            -----
-----            -----
Income from investment operations
Net investment income.........................
 .23             .49              .57
 .23              .49
Net realized and unrealized gain (loss) on
   investment and foreign currencies..........
 .07            (.16)             .26
 .07             (.16)

-----           -----            -----
-----            -----
   Total from investment operations...........
 .30             .33              .83
 .30              .33

-----           -----            -----
-----            -----
Less distributions
Dividends from net investment income..........
(.24)           (.64)            (.57)
(.24)            (.64)
Distributions in excess of net investment
   income.....................................
(.01)           (.19)            (.50)
(.01)            (.19)

-----           -----            -----
-----            -----
   Total distributions........................
(.25)           (.83)           (1.07)
(.25)            (.83)

-----           -----            -----
-----            -----
Redemption fee retained by Fund...............
--              --              .12
--               --

-----           -----            -----
-----            -----
Net asset value, end of period................
$  7.94          $ 7.89           $ 8.39
$ 7.94          $  7.89

-----           -----            -----
-----            -----

-----           -----            -----
-----            -----
TOTAL INVESTMENT RETURN(a):...................
3.89%           3.98%           11.99%
3.89%            3.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............
$ 3,239          $2,300           $  175
$  220          $   190
Average net assets (000)......................
$ 2,642          $1,246           $   52
$  212          $   397
Ratios to average net assets:
   Expenses, including distribution fees......
1.93%(c)        1.99%            1.93%(c)
1.93%(c)         1.99%
   Expenses, excluding distribution fees......
1.18%(c)        1.24%            1.18%(c)
1.18%(c)         1.24%
   Net investment income......................
5.75%(c)        6.13%            6.41%(c)
5.72%(c)         6.05%


Class C                  Class Z
                                             -----
----------     ----------------------------

January 15,                       March 17,

1996(d)        Six Months        1997(e)

Through           Ended          through

December 31,      June 30,       December 31,

1996           1998(f)         1997(f)
                                                --
----------     -----------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........
$ 8.51          $  7.88          $ 8.32

-----            -----           -----
Income from investment operations
Net investment income.........................
 .57              .26             .39
Net realized and unrealized gain (loss) on
   investment and foreign currencies..........
 .26              .08             .05

-----            -----           -----
   Total from investment operations...........
 .83              .34             .44

-----            -----           -----
Less distributions
Dividends from net investment income..........
(.57)            (.27)           (.69)
Distributions in excess of net investment
   income.....................................
(.50)            (.01)           (.19)

-----            -----           -----
   Total distributions........................
(1.07)            (.28)           (.88)

-----            -----           -----
Redemption fee retained by Fund...............
 .12               --              --

-----            -----           -----
Net asset value, end of period................
$ 8.39          $  7.94          $ 7.88

-----            -----           -----

-----            -----           -----
TOTAL INVESTMENT RETURN(a):...................
11.99%            4.27%           5.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............
$  210(b)       $ 2,025          $  686
Average net assets (000)......................
$  204(b)       $ 1,366          $  257
Ratios to average net assets:
   Expenses, including distribution fees......
1.93%(c)         1.18%(c)        1.24%(c)
   Expenses, excluding distribution fees......
1.18%(c)         1.18%(c)        1.24%(c)
   Net investment income......................
6.41%(c)         6.56%(c)        5.41%(c)

---------------
(a) Total investment return is calculated assuming
a purchase of shares on the
    first day and a sale on the last day of each
period reported and includes
    reinvestment of dividends and distributions.
Total investment return does
    not consider the effect of sales load. Total
investment returns for periods
    of less than a full year are not annualized.
(b) Figure is actual and not rounded to nearest
thousand.
(c) Annualized.
(d) Commencement of offering of Class B and Class
C shares.
(e) Commencement of offering of Class Z shares.
(f) Calculated based upon weighted average shares
outstanding during the period.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     13

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Mendel A. Melzer, CFA
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Marguerite E.H. Morrison, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June
30, 1998 were not audited
and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

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